Investments	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Investments [Abstract]
Investments
Note 3 - Investments

Investment in Joint Venture Entities - Sold

As reported in the Company’s Form 8K filed with the Securities and Exchange Commission on November 5, 2010, the Company closed on an agreement with its former joint venture partner, Cia. Mexicana de Gas Natural, S.A. de C.V., to sell all of the Company’s shares in Fermaca LNG de Cancun, S.A. de C.V. and Fermaca Gas de Cancun, S.A. de C.V. for a total amount of $1,000,000 of which $50,000 was paid upon entry into the sale agreement, $150,000 of which was paid at the close of the transaction, $120,000 of the next $150,000 was paid as of February 28, 2011 with the remaining $30,000 paid in March, 2011.   Because the Company is no longer involved in any downstream oil and gas activities, and because the Company has no further involvement in the joint ventures, the amounts related to the joint ventures have been reclassified to discontinued operations in accordance with GAAP. The next installment of $150,000 was due on May 1, 2011 and the following $150,000 installments were due on August 1, 2011 and November 1, 2011.  The final payment of $200,000 was due February 1, 2012.  As of April 5, 2012, none of these installments have been paid. No interest accrues on the installments; however, the contract provides for 7% interest to be paid on late payments.  Management is currently negotiating an extended repayment schedule; however, there is no certainty that all or any of the installments will be paid.  We have recognized payments as gain on the sale of the joint venture investment as the sales proceeds are received.  Because the sale of the joint venture interests ended the Company’s investments in pipeline and LNG infrastructure, the gain from the sale and the impairment losses have been reclassified to discontinued operations.  As of February 29, 2012, the unrecorded present value of the $650,000 cannot be determined because the timing of the payments, if any, is uncertain.

Investments in oil and gas properties

Colombia CPO-4

On July 30, 2010, the Company entered into a farmout agreement with SK Innovation pursuant to which, the Company, through its wholly owned subsidiary, Gulf United Energy de Colombia Ltd., acquired the right to earn an undivided twelve and one-half percent (12.5%) participation interest in the CPO-4 block located in the Llanos Basin of Colombia.  The assignment of the interest in CPO-4 is conditioned upon the approval by the National Hydrocarbon Agency of Colombia (“ANH”) and the Republic of Korea.

To date, we have not obtained the written approvals from the Republic of Korea or the ANH. The approval from the Republic of Korea will be requested after the Company has received the approval from the ANH. The farmout agreement with SK Innovation, as amended, requires these approvals by April 30, 2012. Pursuant to the existing farmout with SK Innovation, if the Company does not receive the approvals by April 30, 2012, the agreement calls for a thirty day grace period during which the Company and SK Innovation have agreed to negotiate an amendment to the farmout agreement on mutually agreeable terms.   As SK Innovation has already twice extended the arbitrary cut-off date set forth in the farmout agreement, including the most recent extension to April 30, 2012, we believe that the Company and SK Innovation have a good working relationship.  If the Company and SK Innovation are unable to agree upon any additional amendments during such thirty day grace period, SK Innovation has the right to terminate the farmout agreement. If SK Innovation elects to exercise its termination right as the result of the failure to obtain the written approvals from the ANH or the Republic of Korea, the Company’s interest in Block CPO-4 will be deemed re-assigned back to SK Innovation, and the Company will have the right to have returned any amounts paid under the farmout agreement, without interest ($9,309,003 has been paid through February 29, 2012). The Company has paid SK its share of past costs and will pay SK its proportionate share of on-going costs and an additional twelve and one-half percent (12.5%) of seismic acquisition costs. The Company will pay a total of twenty-five percent (25%) of seismic acquisition costs.

Peru Z-46

On July 13, 2010, the Company entered into a farmout agreement with SK Innovation pursuant to which the Company will pay to SK Innovation approximately $2,914,917 for past costs and expenses incurred through May 31, 2010 to earn an undivided forty percent (40%) participation interest in Block Z-46.  The payment for past costs is due within thirty (30) days after receipt of the final approval from Perupetro S.A.

The Company has paid and will pay SK Innovation its proportionate share of on-going costs and an additional thirty-five percent (35%) of seismic acquisition costs (the Company pays a total of seventy five percent (75%) of certain seismic acquisition costs).  The assignment of the participation interest in Block Z-46 is conditioned upon the approval of the assignment by Perupetro.  Pursuant to the existing farmout with SK Innovation, if the Company does not receive the Perupetro approval by May 30, 2012, the agreement calls for a thirty day grace period during which the Company and SK Innovation have agreed to negotiate an amendment to the farmout agreement on mutually agreeable terms.  As SK Innovation has already extended the arbitrary cut-off date set forth in the farmout agreement, including the most recent extension to May 30, 2012, we believe that the Company and SK Innovation have a good working relationship.   If the Company and SK Innovation are unable to agree upon any additional amendments during such thirty day grace period, SK Innovation has the right to terminate the agreement. If SK Innovation elects to exercise its termination right, the Company’s interest in Block Z-46 will be deemed re-assigned back to SK Innovation, and the Company will have the right to have returned any amounts paid under the farmout agreement, without interest ($5,586,941 has been paid through February 29, 2012).

Peru Block XXIV and TEA

On July 31, 2010, the Company entered into an amendment to the participation agreement dated March 12, 2010 covering blocks XXIV Peru and the Peru TEA. Under the terms of the amendment, the Company acquired an undivided 5% working interest in Block XXIV and an undivided 2% working interest in the Peru TEAs.

Block XXIV is located in the Sechura/Talara Basin in Peru.  Block XXIV consists of 276,137 gross acres (13,807 net) of which approximately 80,000 are offshore and 196,000 are onshore.  The offshore portion of the block is highly prospective.  During 2011, Upland acquired 200 km of 2D seismic data on Block XXIV which is currently in processing.

Technical Evaluation Areas I, II, III, and IV of the Peru TEA are contiguous blocks that together comprise 40,321,163 gross acres (806,423 net).  The Peru TEA runs south on the western flank of the Andes Mountains from the border with Ecuador to near Lima.  This greenfield opportunity will require geological evaluation, including the acquisition of aeromagnetic survey and 2-D seismic data, before we evaluate drilling opportunities.  During 2011, Upland completed a gravity aeromagnetic and satellite imaging study on the TEA which will be used to narrow the areas of interest for further geologic study.

At February 29, 2012, the Company does not have the cash or other resources to fund all of the costs described above, which are summarized below.  At February 29, 2012, the Company’s investment in oil and gas properties and estimated remaining fiscal 2012 commitments are as follows:

		Remaining
	Total Costs	Fiscal 2012
	To Date	Commitment

Block XXIV and TEA – Peru	$4,306,367	$700,000
Block Z-46 – Peru	8,566,240	3,725,000
CPO-4 – Colombia	12,373,110	6,920,000
	$25,245,717	$11,345,000

As of the date of this report and based upon all the known facts and circumstances, management does not believe that any impairment exists with respect to these properties.

Note 3 – Investments

Investment in Joint Venture Entities - Sold

As reported in the Company’s Form 8K filed on November 5, 2010, the Company closed on an agreement with its former joint venture partner, Cia. Mexicana de Gas Natural, S.A. de C.V., to sell all of the Company’s shares in Fermaca LNG de Cancun, S.A. de C.V. and Fermaca Gas de Cancun, S.A. de C.V. for a total amount of $1,000,000 of which $50,000 was paid upon entry into the sale agreement, $150,000 of which was paid at the close of the transaction, $120,000 of the next $150,000 was paid as of February 28, 2011 with the remaining $30,000 paid in March, 2011.   Because the Company is no longer involved in any downstream oil and gas activities, and because the Company has no further involvement in the joint ventures, the amounts related to the joint ventures have been reclassified to discontinued operations in accordance with GAAP. The next installment of $150,000 was due on May 1, 2011 and the following $150,000 installments were due on August 1, 2011 and November 1, 2011.  As of November 25, 2011, none of these installments have been paid.  The final payment of $200,000 is due February 1, 2012.  No interest accrues on the installments; however, the contract provides for 7% interest to be paid on late payments.  Management is currently negotiating an extended repayment schedule; however, there is no certainty that all or any of the installments will be paid.  We have recognized payments as gain on the sale of the joint venture investment as the sales proceeds are received.  Because the sale of the joint venture interests ended the Company’s investments in pipeline and LNG infrastructure, the gain from the sale and the impairment losses have been reclassified to discontinued operations.  As of August 31, 2011, the unrecorded present value of the $650,000 cannot be determined because the timing of the payments is uncertain.

Investments in oil and gas properties

Colombia CPO-4

On July 30, 2010, the Company entered into a farmout agreement with SK Innovation pursuant to which, the Company, through its wholly owned subsidiary, Gulf United Energy de Colombia Ltd., acquired the right to earn an undivided twelve and one-half percent (12.5%) participation interest in the CPO-4 block located in the Llanos Basin of Colombia.  The assignment of the interest in CPO-4 is conditioned upon the approval by the National Hydrocarbon Agency of Colombia (“ANH”) and the Republic of Korea.

To date, we have not obtained the written approvals from the Republic of Korea or the ANH. The farmout agreement with SK Innovation, as amended, requires these approvals by April 30, 2012. Pursuant to the existing farmout with SK Innovation, if the Company does not receive the approvals by April 30, 2012, the agreement calls for a thirty day grace period during which the Company and SK Innovation have agreed to negotiate an amendment to the farmout agreement on mutually agreeable terms. If the Company and SK Innovation are unable to agree upon any additional amendments during such thirty day grace period, SK Innovation has the right to terminate the farmout agreement.  Management believes that it maintains good relations with SK Innovation and, as a result, should be able to negotiate any necessary amendments to the farmout agreement on mutually agreed economic terms in the event the approvals are not ultimately obtained. Notwithstanding the above, if SK Innovation elects to exercise its termination right as the result of the failure to obtain the written approvals from the ANH or the Republic of Korea, the Company’s interest in Block CPO-4 will be deemed re-assigned back to SK Innovation, and the Company will have the right to have returned any amounts paid under the farmout agreement, without interest. The Company has paid SK its share of past costs and has paid and will pay SK its proportionate share of on-going costs and an additional twelve and one-half percent (12.5%) of seismic acquisition costs amounting to $7,249,002 and $650,000 at August 31, 2011 and 2010 respectively. The Company will pay a total of twenty-five percent (25%) of seismic acquisition costs.

SK Innovation serves as operator on CPO-4. Block CPO-4 is near existing production and immediately adjacent to and on trend with the Guatiquia block operated by Petrominerales Ltd. (TSX:PMG). Block CPO-4 is the near-term focus of the Company and SK Innovation, with drilling commencing in July 2011.  In July 2011, the Company spudded the Tamandua-1, a 16,300 foot well, in the northern part of CPO-4 as described above under oil and gas properties.

Peru Z-46

On July 13, 2010, the Company entered into a farmout agreement with SK Innovation pursuant to which the Company will pay to SK Innovation approximately $2,914,917 for past costs and expenses incurred through May 31, 2010 to earn an undivided forty percent (40%) participation interest in Block Z-46.  The payment for past costs is due within thirty (30) days after receipt of the approval from Perupetro S.A. which is expected in February 2012.

The Company has paid and will pay SK Innovation its proportionate share of on-going costs and an additional thirty-five percent (35%) of seismic acquisition costs (the Company pays a total of seventy five percent (75%) of certain seismic acquisition costs) amounting to $8,586,240 and $2,999,299 at August 31, 2011 and 2010, respectively.  The assignment of the participation interest in Block Z-46 is conditioned upon the approval of the assignment by Perupetro S.A.  (“Perupetro”), the state owned entity responsible for promoting, negotiating, underwriting and monitoring contracts for exploration and exploitation of hydrocarbons in Peru.  The Company, with the assistance of SK Innovation, has completed the documentation required for the approval of the assignment; however confirmation of the approval has not yet been obtained. The farmout agreement with SK Innovation requires approval from Perupetro by November 30, 2011. The Company and SK Innovation have met to discuss possible amendments to the farmout agreement, which may include an extension to the approval date from Perupetro and/or deletion of the approval condition altogether as a result of a re-structured economic deal.  Pursuant to the existing farmout with SK Innovation, if the Company did not receive the Perupetro approval by November 30, 2011, the agreement calls for a thirty day grace period during which the Company and SK Innovation have agreed to negotiate an amendment to the farmout agreement on mutually agreeable terms. If the Company and SK Innovation are unable to agree upon any additional amendments during such thirty day grace period, SK Innovation has the right to terminate the agreement commencing December 31, 2011. Management believes that it maintains good relations with SK Innovation, and as a result, will be able to negotiate any necessary amendments to the farmout agreement on mutually agreed economic terms in the event the Perupetro approval is not ultimately obtained.

Notwithstanding the above, if SK Innovation elects to exercise its termination right, which will be effective as of December 31, 2011 assuming no new developments, the Company’s interest in Block Z-46 will be deemed re-assigned back to SK Innovation, and the Company will have the right to have returned any amounts paid under the farmout agreement, without interest ($5,626,488 has been paid through August 31, 2011).

Recently re-processed 2-D seismic data suggests a submarine fan deposition on the block and multiple leads have been identified. Two wells previously drilled on the block by Repsol reported oil, indicating an active hydrocarbon system.  The Company and SK Innovation began the acquisition of additional infill 2-D seismic data in December 2010; the acquisition, processing and analysis of seismic data is ongoing.

Peru Block XXIV and TEA

On July 31, 2010, the Company entered into an amendment to the participation agreement dated March 12, 2010 covering blocks XXIV Peru and the Peru TEA. Under the terms of the amendment, the Company acquired an undivided 5% working interest in Block XXIV, an approximately 280,000 acre onshore and offshore property and an undivided 2% working interest in the Peru TEA which consists of four contiguous blocks totaling approximately 40,000,000 acres.

The assignment to the Company of the interests in Block XXIV and the Peru TEA are also subject to the approval of Perupetro S.A., along with certain governmental agencies of the Republic of Peru.  Until such time as the approvals are received, Upland is holding the Block XXIV and Peru TEA interests in escrow.  Upland has begun the process of obtaining the necessary approvals on behalf of the Company.  We have requested a status report on the approval process, but have not received it as of the date of this report.

Upland spudded two wells on Block XXIV prior to August 31, 2011.  Both wells are currently considered dry holes.   On Block XXIV, Upland has completed the field work on a 200 kilometer seismic shoot and the information is in for processing.  The plan for the coming year is further geological studies and the potential drilling of one or two wells. On the Peru TEA, Upland has completed a gravity aeromagnetic program and satellite imaging study covering a large portion of the TEA.  The plan for the coming year is for additional geological studies on selected areas to be determined at a future date.   The Company incurred costs amounting to $4,240,052 and $3,945,282 during the fiscal years ending August 31, 2011 and 2010, respectively.

At August 31, 2011, the Company does not have sufficient cash or credit facilities to fund all of the above-noted short-term costs which are summarized below.  At August 31, 2011, the Company’s investment in oil and gas properties and approximate fiscal 2012 commitments are as follows:

	Estimated Fiscal 2012 To Date	Commitment

Block XXIV and TEA – Peru	$4,240,052	$700,000
Block Z-46 – Peru	8,566,240	3,365,000
CPO-4 – Colombia	7,354,289	6,337,000
	$20,160,581	$10,402,000

As of the date of this report and based upon all the known facts and circumstances, management does not believe that any impairment exists with respect to these properties.